Columbia Real Estate Equity Fund
First Quarter Report
March 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Real Estate Equity Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.0%
Issuer	Shares	Value ($)
Real Estate 97.0%
Data Center REITs 11.4%
Digital Realty Trust, Inc.	22,600	3,255,304
Equinix, Inc.(a)	19,109	15,771,231
Total		19,026,535
Diversified REITs 1.2%
American Assets Trust, Inc.	10,600	232,246
Empire State Realty Trust, Inc., Class A	179,900	1,822,387
Total		2,054,633
Health Care REITs 10.3%
CareTrust REIT, Inc.	16,300	397,231
Healthcare Realty Trust, Inc.	74,200	1,049,930
Healthpeak Properties, Inc.	114,337	2,143,819
Medical Properties Trust, Inc.	104,400	490,680
National Health Investors, Inc.	7,000	439,810
Omega Healthcare Investors, Inc.	38,800	1,228,796
Sabra Health Care REIT, Inc.	38,100	562,737
Ventas, Inc.	61,800	2,690,772
Welltower, Inc.(a)	87,648	8,189,829
Total		17,193,604
Hotel & Resort REITs 4.5%
Apple Hospitality REIT, Inc.	34,500	565,110
DiamondRock Hospitality Co.	343,200	3,298,152
Park Hotels & Resorts, Inc.	97,800	1,710,522
Ryman Hospitality Properties, Inc.	9,700	1,121,417
Service Properties Trust	28,700	194,586
Sunstone Hotel Investors, Inc.	32,400	360,936
Xenia Hotels & Resorts, Inc.	18,200	273,182
Total		7,523,905
Industrial REITs 16.0%
Americold Realty Trust, Inc.	44,600	1,111,432
EastGroup Properties, Inc.	7,600	1,366,252
First Industrial Realty Trust, Inc.	54,803	2,879,350
Innovative Industrial Properties, Inc.	4,500	465,930
LXP Industrial Trust	45,800	413,116
Prologis, Inc.(a)	145,419	18,936,462
Common Stocks (continued)
Issuer	Shares	Value ($)
Rexford Industrial Realty, Inc.	32,500	1,634,750
Total		26,807,292
Multi-Family Residential REITs 12.8%
Apartment Income REIT Corp.	23,700	769,539
AvalonBay Communities, Inc.(a)	40,753	7,562,127
Centerspace	2,579	147,364
Elme Communities	12,200	169,824
Equity Residential	114,100	7,200,851
Essex Property Trust, Inc.(a)	10,200	2,497,062
Independence Realty Trust, Inc.	50,000	806,500
UDR, Inc.	56,468	2,112,468
Veris Residential, Inc.	10,700	162,747
Total		21,428,482
Office REITs 4.1%
Alexandria Real Estate Equities, Inc.	28,242	3,640,676
COPT Defense Properties	18,600	449,562
Cousins Properties, Inc.	25,400	610,616
Easterly Government Properties, Inc.	26,800	308,468
Highwoods Properties, Inc.	58,600	1,534,148
Hudson Pacific Properties, Inc.	29,900	192,855
Piedmont Office Realty Trust, Inc.	20,600	144,818
Total		6,881,143
Other Specialized REITs 5.1%
EPR Properties	21,100	895,695
Four Corners Property Trust, Inc.	24,700	604,409
Iron Mountain, Inc.	48,300	3,874,143
Lamar Advertising Co., Class A	14,716	1,757,237
Outfront Media, Inc.	26,900	451,651
VICI Properties, Inc.	31,400	935,406
Total		8,518,541
Retail REITs 16.3%
Brixmor Property Group, Inc.	157,264	3,687,841
Federal Realty Investment Trust	15,053	1,537,212
Kimco Realty Corp.	224,300	4,398,523
Macerich Co. (The)	34,800	599,604
Realty Income Corp.(a)	129,157	6,987,394
Simon Property Group, Inc.(a)	61,444	9,615,372

Columbia Real Estate Equity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SITE Centers Corp.	32,382	474,396
Total		27,300,342
Self Storage REITs 8.7%
CubeSmart	36,700	1,659,574
Extra Space Storage, Inc.(a)	39,465	5,801,355
Public Storage	24,100	6,990,446
Total		14,451,375
Single-Family Residential REITs 5.8%
Equity LifeStyle Properties, Inc.	1,400	90,160
Invitation Homes, Inc.	149,783	5,333,772
Sun Communities, Inc.	32,815	4,219,353
Total		9,643,285
Telecom Tower REITs 0.8%
SBA Communications Corp.	6,300	1,365,210
Total Real Estate		162,194,347
Total Common Stocks (Cost: $119,098,329)		162,194,347

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	1,362,547	1,362,275
Total Money Market Funds (Cost: $1,362,050)		1,362,275
Total Investments in Securities (Cost $120,460,379)		163,556,622
Other Assets & Liabilities, Net		3,762,763
Net Assets		$167,319,385
At March 31, 2024, securities and/or cash totaling $29,996,156 were pledged as collateral.
Investments in derivatives
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR less a spread of 40 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR plus a spread of 40 basis points on long CFDs	Monthly	Goldman Sachs International	03/24/2027	USD	52,395,383	127,758	172,688	300,446	—
The following table represents the contracts for differences underlying the swap arrangement as of March 31, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
WP Carey, Inc.	3,900	218,361	1,755	0.6
Broadstone Net Lease, Inc.	202,400	3,015,760	155,848	51.9
Hotel & Resort REITs
Host Hotels & Resorts, Inc.	109,405	2,300,796	(38,301)	(12.7)
Park Hotels & Resorts, Inc.	105,900	1,811,949	40,242	13.4
Columbia Real Estate Equity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, March 31, 2024 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Office REITs
Kilroy Realty Corp.	86,400	2,995,488	152,064	50.6
Boston Properties, Inc.	26,600	1,665,160	72,086	24.0
NET Lease Office Properties	2,147	49,381	1,718	0.6
Other Specialized REITs
VICI Properties, Inc.	299,900	8,668,332	265,689	88.4
Retail REITs
Kite Realty Group Trust	36,200	751,874	32,942	11.0
NNN REIT, Inc.	29,300	1,214,778	37,504	12.5
Retail Opportunity Investments Corp.	204,500	2,568,520	53,170	17.7
Total		25,260,399	774,717

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
RLJ Lodging Trust	(227,600)	(2,702,555)	12,323	4.1
Industrial REITs
STAG Industrial Inc	(15,800)	(587,918)	(19,434)	(6.5)
Terreno Realty Corp	(15,500)	(974,073)	(55,127)	(18.3)
Multi-Family Residential REITs
Mid-America Apartment Communities, Inc.	(6,900)	(899,346)	(8,556)	(2.8)
Camden Property Trust	(18,300)	(1,802,367)	1,647	0.5
Office REITs
Paramount Group, Inc.	(373,200)	(1,720,452)	(29,856)	(9.9)
JBG Smith Properties	(136,600)	(2,273,024)	80,594	26.8
Douglas Emmett, Inc.	(144,200)	(1,894,788)	(105,266)	(35.0)
Other Specialized REITs
Gaming and Leisure Properties, Inc.	(69,619)	(3,149,123)	(58,224)	(19.4)
Retail REITs
Regency Centers Corp.	(10,100)	(597,254)	(14,402)	(4.8)
Urban Edge Properties	(124,200)	(2,045,574)	(99,360)	(33.1)
Phillips Edison & Co., Inc.	(50,300)	(1,773,075)	(31,186)	(10.4)
Agree Realty Corp.	(29,100)	(1,647,933)	(14,259)	(4.7)
Self Storage REITs
National Storage Affiliates Trust	(102,400)	(3,705,856)	(304,128)	(101.2)
Telecom Tower REITs
American Tower Corp.	(6,900)	(1,361,646)	(1,725)	(0.6)
Total		(27,134,984)	(646,959)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for difference (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35-103 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 40 basis points on long CFDs	Monthly	Morgan Stanley	08/06/2025	USD	17,992,564	491,643	71,542	563,185	—
The following table represents the contracts for differences underlying the swap arrangement as of March 31, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Columbia Real Estate Equity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, March 31, 2024 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	90,900	2,305,224	118,170	21.0
Industrial REITs
Rexford Industrial Realty, Inc.	31,600	1,624,556	(35,076)	(6.2)
Office REITs
Highwoods Properties, Inc.	59,700	1,459,068	103,878	18.4
Vornado Realty Trust	118,700	3,023,289	391,710	69.6
Brandywine Realty Trust	28,300	123,671	12,169	2.2
Self Storage REITs
Public Storage	11,300	3,130,552	147,126	26.1
Single-Family Residential REITs
Sun Communities, Inc.	1,000	130,990	(2,410)	(0.4)
Total		11,797,350	735,567

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust	(169,700)	(2,630,350)	15,273	2.7
Office REITs
SL Green Realty Corp.	(43,600)	(2,202,672)	(200,996)	(35.7)
Retail REITs
Tanger, Inc.	(48,100)	(1,362,192)	(58,201)	(10.3)
Total		(6,195,214)	(243,924)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and OBFR on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and OBFR plus a spread of 46.5 basis points on long CFDs	Monthly	UBS	11/03/2026	USD	208,995	11,505	4,703	16,208	—

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Self Storage REITs
Extra Space Storage, Inc.	1,500	208,995	11,505	71.0
Total		208,995	11,505

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	5.330%
OBFR	Overnight Bank Funding Rate	5.330%
SOFR	Secured Overnight Financing Rate	5.330%
Columbia Real Estate Equity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	6,170,898	14,101,766	(18,909,861)	(528)	1,362,275	469	63,666	1,362,547
Abbreviation Legend
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Real Estate Equity Fund  | First Quarter Report 2024

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1QT212_12_P01_(05/24)